Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncash Investing Activities [Abstract]
Acquisition of property and equipment on account	₱ 37,133	₱ 14,948
Additions to ROU assets (Note 10)	15,759	34,274
Capitalization to property and equipment of:
Inventories	2,169	6,517
Foreign exchange differences – net (Note 9)	195	351	₱ 29
Non-cash investing activities	₱ 55,256	₱ 56,090